Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2011
Financial Instruments and Fair Value Measurements [Abstract]
Assets and Liabilities
	December 31, 2010				June 30, 2011

			Foreign				Foreign
		Forward	Currency			Forward	Currency
	Interest	Freight	Forward		Interest	Freight	Forward
	Rate Swaps	Agreements	Contracts	Total	Rate Swaps	Agreements	Contracts	Total
Current assets	$0	0	1,538	$1,538	$0	185	1,091	$1,276
Current liabilities	(71,640)	(1,063)	0	(72,703)	(63,837)	0	0	(63,837)
Non current liabilities	(159,376)	0	0	(159,376)	(144,092)	0	0	(144,092)

	$(231,016)	(1,063)	1,538	$(230,541)	$(207,929)	185	1,091	$(206,653)

Fair Values of Derivative Instruments in the Consolidated Balance Sheets - Derivatives designated as hedging instruments
		Asset Derivatives			Liability Derivatives

Derivatives designated as hedging instruments	Balance Sheet Location	December 31,	June 30,	Balance Sheet Location	December 31,	June 30,
		2010	2011		2010	2011
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments	$0	0	Financial instruments non current liabilities	36,523	$0
Total derivatives designated as hedging instruments		0	0		36,523	0

Fair Values of Derivative Instruments in the Consolidated Balance Sheets - Derivatives not designated as hedging instruments
		Asset Derivatives			Liability Derivatives

	Balance Sheet Location	December 31,	June 30,	Balance Sheet Location	December 31,	June 30,
		2010	2011		2010	2011
Derivatives not designated as hedging instruments		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments-current assets	0	0	Financial instruments-current liabilities	71,640	63,837
Interest rate swaps	Financial instruments-non current assets	0	0	Financial instruments-non current liabilities	122,853	144,092
Forward freight agreements	Financial instruments-current assets	0	185	Financial instruments current liabilities	1,063	0
Foreign currency forward contracts	Financial instruments-current assets	1,538	1,091	Financial instruments current liabilities	0	0
Total derivatives not designated as hedging instruments		1,538	1,276	Total derivatives not designated as hedging instruments	195,556	207,929
Total derivatives		$1,538	1,276	Total derivatives	232,079	$207,929

Effect of Derivative Instruments on the Consolidated Statements of Operations
	Amount of Gain/(Loss) Recognized in Other Comprehensive Income on Derivative
	(Effective Portion)
Derivatives designated for cash flow hedging relationships	Six-month period	Six-month period
	June 30, 2010	June 30, 2011
Interest rate swaps - Unrealized gains/(losses)	$(9,707)	$0
Interest rate swaps - Realized gains/(losses) associated with capitalized interest	(4,980)	0
Total	$(14,687)	$0

		Amount of Gain/(Loss)

Derivatives not designated as hedging instruments	Location of Gain or (Loss)	Six-month period	Six-month period
	Recognized	June 30, 2010	June 30, 2011
Interest rate swaps	Gain/(loss) on interest rate swaps	(98,427)	(39,775)
		$	$
Forward freight agreements	Other, net	(3,962)	1,123
Foreign currency forward contracts	Other, net	(3,318)	(446)
Total		$(105,707)	$(39,098)

Assets and liabilities measured at fair value on a recurring and non-recurring basis

		Quoted Prices in ActiveMarkets for Identical Assets or Liabilities (Level 1)

			Significant Other
			Observable	Unobservable
	June 30,		Inputs	Inputs
	2011		(Level 2)	(Level 3)
Recurring measurements:
Interest rate swaps-liability position	$(207,929)	0	(207,929)	0
Forward freight agreements – asset position	185	185	0	0
Foreign currency forward contracts – asset position	1,091	1,091	0	0
Total	$(206,653)	1,276	(207,929)	$0

		Quoted Prices in ActiveMarkets for Identical Assets or Liabilities (Level 1)

			Significant Other
			Observable	Unobservable
	June 30,		Inputs	Inputs
	2011		(Level 2)	(Level 3)	Gain/(Loss)
Non Recurring measurements:
Long-lived assets held and used	$69,900	0	69,900	0	(106,187)
Assets held for sale	20,200	0	20,200	0	(5,917)
Total	$90,100	0	90,100	$0	$(112,104)